SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Subsequent to November 30, 2023 through to January 12, 2024:

— The Company issued 639,550 common shares pursuant to a share purchase agreement for gross proceeds of $1,523,258, issuance costs of $62,980 and net proceeds of $1,460,278.

18. SUBSEQUENT EVENTS

Subsequent to February 28, 2023 through to June 5, 2023,

— the Company issued 280,929,190 common shares pursuant to a share purchase agreement for gross proceeds of $1,400,194, issuance costs of $81,285 and cash proceeds of $1,318,909.

— on March 19 ,2023 the shareholders approved an increase to its authorized common stock by 1,225,000,000 shares

— on March 22, 2023 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $4.50 per share, below which the Company shall not be required to sell shares. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

Agreement with Icon Capital Group

(September 24, 2023 Placement Agent Agreement)

Subsequent to our quarter ending June 30, 2023, we completed a September 24, 2023 Placement Agreement with JH Darbie & Company (“Darbie”) to introduce third party investors to us for which we are obligated to pay Darbie: (a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower.